Summary of Significant Accounting Policies - Revenue Recognition, Unbilled Receivables, and Estimated Liability for Refunds and Appeals (Details) $ in Thousands	Sep. 30, 2016 USD ($) company	Dec. 31, 2015 USD ($) company	Dec. 31, 2014 USD ($)
Summary of Significant Accounting Policies
Estimated liability for refunds and appeals	$ 70,596	$ 67,775	$ 74,941
Estimated allowance for refunds and appeals	$ 31,887	$ 33,406	23,216
Number of Recovery Audit Contractors under Medicare Recovery Program | company	4	4
Accounts receivable
Summary of Significant Accounting Policies
Unbilled receivables	$ 51,762	$ 51,799	42,433
Unbilled receivables arising from deferred billing	$ 5,828	$ 6,431	$ 7,519